UBS Money Series

Prospectus Supplement

Supplement to the Prospectus dated August 26, 2016, as supplemented

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund

February 27, 2017

Dear Investor:

The purpose of this supplement is to update certain information contained in the Prospectus for each of the above named funds (each, a “fund”) regarding voluntary fee waivers.

The Prospectus is hereby supplemented as shown below.

I. UBS Select Prime Institutional Fund

Effective March 1, 2017, UBS Asset Management (Americas) Inc. (“UBS AM”) will voluntarily waive 0.04% of its management fee (imposed at the related master fund level) and 0.04% of its administrative fees (imposed at the feeder fund level) until March 31, 2017 in order to voluntarily reduce the fund’s expenses by 0.08% until March 31, 2017.

The management fees and the administrative fees are referred to collectively as “Management fees” in the fee table included in the “Fund summary” at the front of the Prospectus.

UBS AM may further voluntarily waive fees and/or reimburse expenses from time to time. For example, UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS AM would continue to voluntarily waive a portion of its fees and/ or reimburse expenses. Waivers/reimbursements may impact the fund’s performance.

ZS-874

II. UBS Select Government Institutional Fund

Effective from March 1, 2017 through March 31, 2017, UBS AM will voluntarily waive 0.02% of its administrative fees (imposed at the feeder fund level).

The management fees and the administrative fees are referred to collectively as “Management fees” in the fee table included in the “Fund summary” at the front of the Prospectus.

UBS AM may further voluntarily waive fees and/or reimburse expenses from time to time. For example, UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS AM would continue to voluntarily waive a portion of its fees and/ or reimburse expenses. Waivers/reimbursements may impact the fund’s performance.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

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